AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 27.6%
Banks – 19.8%
1st Source Corp.	147,386	$6,955,145
Associated Banc-Corp.	460,130	9,221,005
Bank of Marin Bancorp	127,602	3,942,902
Berkshire Hills Bancorp, Inc.	339,970	9,590,554
Carter Bankshares, Inc.(a)	299,965	4,940,423
First BanCorp./Puerto Rico	703,660	10,062,338
HarborOne Bancorp, Inc.	545,725	7,443,689
Heritage Financial Corp./WA	345,702	8,984,795
Independent Bank Group, Inc.	108,530	7,310,581
Pacific Premier Bancorp, Inc.	258,117	8,455,913
Premier Financial Corp.	240,850	6,507,767
Sandy Spring Bancorp, Inc.	148,271	5,711,399
Synovus Financial Corp.	209,825	8,426,572
Texas Capital Bancshares, Inc.(a)	171,325	10,113,315
TriCo Bancshares	189,311	8,933,586
Umpqua Holdings Corp.	341,244	6,053,669
Webster Financial Corp.	183,043	8,612,173

		131,265,826

Capital Markets – 2.1%
Moelis & Co. - Class A	205,606	8,565,546
Stifel Financial Corp.	90,560	5,371,114

		13,936,660

Insurance – 2.8%
Hanover Insurance Group, Inc. (The)	64,720	8,374,121
Selective Insurance Group, Inc.	126,372	10,036,464

		18,410,585

Thrifts & Mortgage Finance – 2.9%
BankUnited, Inc.	261,023	9,670,902
WSFS Financial Corp.	198,243	9,585,049

		19,255,951

		182,869,022

Industrials – 17.9%
Airlines – 0.9%
Alaska Air Group, Inc.(a)	68,530	2,985,167
SkyWest, Inc.(a)	138,484	2,948,324

		5,933,491

Building Products – 1.1%
Masonite International Corp.(a)	89,573	7,328,863

Commercial Services & Supplies – 0.9%
MillerKnoll, Inc.	217,181	6,011,570

Construction & Engineering – 4.1%
Arcosa, Inc.	155,050	9,062,673
Dycom Industries, Inc.(a)	68,970	7,732,916
Great Lakes Dredge & Dock Corp.(a)	614,490	5,880,669
Infrastructure and Energy Alternatives, Inc.(a)	296,706	4,216,192

		26,892,450

Company	Shares	U.S. $ Value

Machinery – 4.0%
Blue Bird Corp.(a)	363,244	$4,311,706
REV Group, Inc.	660,620	7,610,343
Shyft Group, Inc. (The)	340,876	8,163,980
Terex Corp.	203,370	6,755,951

		26,841,980

Marine – 2.0%
Kirby Corp.(a)	99,520	6,673,811
Star Bulk Carriers Corp.(b)	344,340	6,731,847

		13,405,658

Professional Services – 0.9%
Korn Ferry	100,630	6,130,380

Road & Rail – 1.7%
ArcBest Corp.	138,200	11,129,246

Trading Companies & Distributors – 2.3%
H&E Equipment Services, Inc.	198,904	6,297,301
Herc Holdings, Inc.	79,100	8,901,123

		15,198,424

		118,872,062

Consumer Discretionary – 13.2%
Auto Components – 2.8%
Dana, Inc.	458,316	7,090,149
Goodyear Tire & Rubber Co. (The)(a)	796,130	11,169,704

		18,259,853

Diversified Consumer Services – 1.0%
Adtalem Global Education, Inc.(a)	183,360	6,910,838

Hotels, Restaurants & Leisure – 4.0%
Dine Brands Global, Inc.	107,460	7,156,836
Hilton Grand Vacations, Inc.(a)	149,380	6,091,716
Papa John’s International, Inc.	86,301	6,975,710
Six Flags Entertainment Corp.(a) (b)	286,180	6,338,887

		26,563,149

Household Durables – 2.3%
KB Home	218,860	6,270,339
Taylor Morrison Home Corp.(a)	369,568	9,279,853

		15,550,192

Specialty Retail – 3.1%
Citi Trends, Inc.(a)	212,030	4,283,006
Genesco, Inc.(a)	124,890	7,066,276
Sally Beauty Holdings, Inc.(a)	605,150	9,004,632

		20,353,914

		87,637,946

Company	Shares	U.S. $ Value

Information Technology – 9.5%
Communications Equipment – 0.6%
Casa Systems, Inc.(a)	938,153	$3,640,034

Electronic Equipment, Instruments & Components – 2.9%
Belden, Inc.	133,302	8,728,615
TTM Technologies, Inc.(a)	676,350	10,638,986

		19,367,601

IT Services – 0.5%
Unisys Corp.(a)	380,727	3,544,568

Semiconductors & Semiconductor Equipment – 2.6%
Ichor Holdings Ltd.(a)	257,660	7,915,315
Kulicke & Soffa Industries, Inc.	89,280	3,753,331
MagnaChip Semiconductor Corp.(a) (b)	481,658	5,635,399

		17,304,045

Software – 2.9%
A10 Networks, Inc.	439,400	6,107,660
ACI Worldwide, Inc.(a)	278,530	6,601,161
CommVault Systems, Inc.(a)	120,422	6,537,710

		19,246,531

		63,102,779

Real Estate – 8.2%
Equity Real Estate Investment Trusts (REITs) – 8.2%
Broadstone Net Lease, Inc. - Class A	451,500	8,641,710
Cousins Properties, Inc.	172,833	4,640,566
Independence Realty Trust, Inc.	504,859	9,819,508
National Storage Affiliates Trust	136,610	6,901,537
NETSTREIT Corp.(b)	347,570	6,833,226
Physicians Realty Trust	612,826	10,209,681
STAG Industrial, Inc.	226,295	6,969,886

		54,016,114

Health Care – 6.8%
Health Care Equipment & Supplies – 1.2%
Integra LifeSciences Holdings Corp.(a)	159,260	7,598,294

Health Care Providers & Services – 3.0%
Acadia Healthcare Co., Inc.(a)	145,006	11,880,341
MEDNAX, Inc.(a)	464,490	8,277,212

		20,157,553

Health Care Technology – 1.6%
Change Healthcare, Inc.(a)	434,310	10,670,997

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.0%
Syneos Health, Inc.(a)	111,560	$6,705,872

		45,132,716

Energy – 5.1%
Energy Equipment & Services – 2.5%
Cactus, Inc. - Class A	178,320	7,123,884
Helmerich & Payne, Inc.	219,060	9,364,815

		16,488,699

Oil, Gas & Consumable Fuels – 2.6%
HF Sinclair Corp.	182,970	9,629,711
Magnolia Oil & Gas Corp. - Class A	321,180	7,666,567

		17,296,278

		33,784,977

Materials – 4.2%
Chemicals – 2.8%
AdvanSix, Inc.	178,621	6,476,798
HB Fuller Co.	118,640	7,694,990
Innospec, Inc.	49,920	4,665,523

		18,837,311

Metals & Mining – 1.4%
ATI, Inc.(a)	308,693	9,239,182

		28,076,493

Utilities – 2.6%
Electric Utilities – 1.6%
IDACORP, Inc.	99,010	10,815,852

Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.	81,860	6,372,801

		17,188,653

Consumer Staples – 2.1%
Food Products – 2.1%
Hain Celestial Group, Inc. (The)(a)	397,414	8,051,608
Nomad Foods Ltd.(a)	331,169	5,858,379

		13,909,987

Communication Services – 2.1%
Entertainment – 1.0%
IMAX Corp.(a)	412,110	6,461,885

Media – 1.1%
Criteo SA (Sponsored ADR)(a)	264,587	7,149,140

		13,611,025

Total Common Stocks (cost $677,640,124)		658,201,774

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $7,148,203)	7,148,203	$7,148,203

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $684,788,327)		665,349,977

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $9,543,340)	9,543,340	9,543,340

Total Investments – 101.8% (cost $694,331,667)(f)		674,893,317
Other assets less liabilities – (1.8)%		(11,889,413)

Net Assets – 100.0%		$663,003,904

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,323,183 and gross unrealized depreciation of investments was $(63,761,533), resulting in net unrealized depreciation of $(19,438,350).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$658,201,774	$—	$—	$658,201,774
Short-Term Investments	7,148,203	—	—	7,148,203
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,543,340	—	—	9,543,340

Total Investments in Securities	674,893,317	—	—	674,893,317
Other Financial Instruments(b)	—	—	—	—

Total	$674,893,317	$—	$—	$674,893,317

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,744		$176,016	$179,612	$7,148	$30
Government Money Market Portfolio*	0	**	40,174	30,631	9,543	13
Total	$10,744		$216,190	$210,243	$16,691	$43

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.